As filed with the Securities and Exchange Commission on January 9, 2015

Registration Nos.: 811-2575
2-53856

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 59  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

  ACT OF 1940  ☒

  Amendment No. 49  ☒

Morgan Stanley
Liquid Asset Fund Inc.

(a Maryland Corporation)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

  X  Immediately upon filing pursuant to paragraph (b)

    On (date) pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(1)

    On (date) pursuant to paragraph (a)(1)

    75 days after filing pursuant to paragraph (a)(2)

    On (date) pursuant to paragraph (a)(2) of Rule 485

Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of January, 2015.

MORGAN STANLEY LIQUID ASSET FUND INC.

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 59 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1)	Principal Executive Officer	President and Principal
Executive Officer

By	/s/ John H. Gernon
	John H. Gernon		January 9, 2015

(2)	Principal Financial Officer	Principal Financial Officer

By	/s/ Francis J. Smith
	Francis J. Smith		January 9, 2015

(3)	Majority of the Directors

INDEPENDENT DIRECTORS
	Frank L. Bowman	Joseph J. Kearns
	Michael Bozic	Michael F. Klein
	Kathleen A. Dennis	Michael E. Nugent (Chairman)
	Nancy C. Everett	W. Allen Reed
	Jakki L. Haussler	Fergus Reid
Dr. Manuel H. Johnson

By	/s/ Carl Frischling
Carl Frischling
Attorney-in-Fact for the
	Independent Directors		January 9, 2015

INTERESTED DIRECTORS
James F. Higgins

By	/s/ Joseph C. Benedetti
Joseph C. Benedetti
Attorney-in-Fact for the
	Interested Director		January 9, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.(q)	Powers of Attorney
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase